Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2017	$ 1,914,885	$ 4,443,576	$ 15,999	$ 463,104	$ (3,007,794)
Common shares issued	1,242,095	1,238,995	3,100
Issuance costs, net of tax	(551)	(551)
Share issuance costs	0	19,496	(19,496)
Share-based compensation	19,534	19,496	19,534
Comprehensive income (loss)	(120,539)			204,770	(325,309)
Ending balance at Dec. 31, 2018	3,055,424	5,701,516	19,137	667,874	(3,333,103)
Share issuance costs	0	17,319	(17,319)
Share-based compensation	15,894		15,894
Comprehensive income (loss)	(124,109)			(111,650)	(12,459)
Ending balance at Dec. 31, 2019	$ 2,947,209	$ 5,718,835	$ 17,712	$ 556,224	$ (3,345,562)